OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (TABLES)	12 Months Ended
Dec. 28, 2012
Other Comprehensive Income (Loss) and Accumulated Other Comprehensive Income (Loss) [Abstract]
Other comprehensive income (loss) and accumulated other comprehensive income (loss) [Table Text Block]
(In millions)	Pension and Post-retirement Related Adjustments (1)	Foreign Currency Translation Adjustments	Loss on Derivative Instruments	Unrealized Gain (Loss) on Interest Rate Swaps	Accumulated Other Comprehensive Income (Loss)

Balances at January 1, 2010	$(45.4)	$0.4	$—	$(4.2)	$(49.2)
Pre-tax amount	(5.1)	8.8	—	7.0	10.7
Tax benefit (expense)	4.4	—	—	(2.8)	1.6
Total 2010 adjustments, net of tax	(0.7)	8.8	—	4.2	12.3
Balances at December 31, 2010	$(46.1)	$9.2	$—	$—	$(36.9)
Pre-tax amount	(73.4)	(11.2)	—	—	(84.6)
Tax benefit (2)	10.7	—	—	—	10.7
Total 2011 adjustments, net of tax	(62.7)	(11.2)	—	—	(73.9)
Balances at December 30, 2011	$(108.8)	$(2.0)	$—	$—	$(110.8)
Pre-tax amount	(39.9)	24.8	(1.0)	—	(16.1)
Tax benefit	13.3	—	0.4	—	13.7
Total 2012 adjustments, net of tax	(26.6)	24.8	(0.6)	—	(2.4)
Balances at December 28, 2012	$(135.4)	$22.8	$(0.6)	$—	$(113.2)

  For fiscal year 2012, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $45.6 million of net loss arising during the year, $7.4 million of amortization of prior service credit and net loss, and $1.7 million of before-tax effect of changes in foreign currency exchange rates. For fiscal year 2011, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $80.9 million of net loss arising during the year, $4.1 million of amortization of prior service credit and net loss, and $1.9 million of before-tax effect of changes in foreign currency exchange rates. For fiscal year 2010, pension and post-retirement-related adjustments, before-tax, in other comprehensive income included $5.3 million of net loss arising during the year, $0.4 million of amortization of prior service credit and net loss, and $0.1 million of before-tax effect of changes in foreign currency exchange rates.
  The tax benefit has been reduced by a valuation allowance of $11.6 million in 2011.